Share-Based Compensation (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Share-Based Payment Arrangement [Abstract]
Schedule of share-based compensation expense
$ in thousands Operating expense classification	Three Months Ended March 31,
	2022	2021
Selling, general, and administrative	$11,208	$148
Research and development	1,774	63
Total share-based compensation expense	$12,982	$211

	Years ended December 31,
Operating expense classification	2021	2020
Selling, general, and administrative	$10,158	$147
R&D	1,222	131
Total share-based compensation expense	$11,380	$278

Schedule of summary valuation assumptions
	Years ended December 31,
	2021	2020
Expected term (in years)	6.08	5.97
Expected volatility	40.7%	40.9%
Risk-free interest rate	1.2%	0.5%
Expected dividend yield	—	—

The table below summarizes the key inputs used in the valuation of the RSU Awards granted in November 2021:

Expected time to transaction (in years)	0.09
Discount rate	20%
Expected volatility	50%
Risk-free interest rate	0.1%
Expected dividend yield	—%

Schedule of stock option activity
	Number of Shares	Weighted Average Grant Date Fair Value ($)	Weighted Average Exercise Price ($)	Weighted Average Remaining Contractual Life (Years)	Aggregate Intrinsic Value ($)
Outstanding balance as of December 31, 2019	16,161,311	0.10	0.09	8.53
Granted	14,892,844	0.16	0.18
Exercised	(113,247)	0.09	0.09		11,813
Forfeited	(188,745)	0.09	0.09
Outstanding balance as of December 31, 2020	30,752,163	0.13	0.13	8.65	2,061,436
Granted	17,582,483	2.34	5.42
Exercised	(5,741,547)	0.07	0.11		15,598,547
Forfeited	(1,736,001)	0.24	0.21
Expired	(28,940)	0.37	0.22
Outstanding balance as of December 31, 2021	40,828,158	1.10	2.41	8.41	535,438,090
Exercisable as of December 31, 2021	15,551,698	0.13	0.13	7.04	239,383,717
Vested as of December 31, 2021	14,243,064	0.06	0.11	6.85	219,457,217

Schedule of RSU award activity
	Number of Shares	Weighted Average Grant Date Fair Value ($)
Unvested RSA Awards as of December 31, 2020	—	$—
Granted	4,440,067	$9.00
Unvested RSA Awards as of December 31, 2021	4,440,067	$9.00